Series E Preferred Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 09, 2021	Sep. 14, 2020	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 01, 2020
Class of Stock [Line Items]
Preferred Stock, Shares Issued	96,000	9,355,778
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 9,575,000	$ 2,735,000	$ 0
Shares, Issued						225,000	150,000	200,000	100,000
Preferred Stock, Shares Outstanding	96,000	9,355,778
Series E Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Reason why Security is Not Redeemable	Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
Convertible Preferred Stock, Terms of Conversion	Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share
Preferred Stock, Dividend Rate, Percentage	8.00%
Preferred Stock, Shares Issued					3,000
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 2,700,000
Payments of Stock Issuance Costs	240,000
Shares, Issued				250,000
Common Stock, Value, Issued	$ 653,000
Series E penalty interest rate	24.00%
Convertible Preferred Stock, Shares Issued upon Conversion	2,456,918
Preferred shares exchanged	3,000
Preferred Stock, Shares Outstanding	0